Significant accounting policies - Estimated useful lives of intangible assets (Details)	12 Months Ended
Jun. 30, 2021
Favorable lease
Significant Accounting Policies [Line Items]
Amortization period	20 years
Others
Significant Accounting Policies [Line Items]
Amortization period	3 years
Minimum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period	1 year
Maximum [member] | Student relationships
Significant Accounting Policies [Line Items]
Amortization period	15 years